PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Diversified REITs 5.0%
Broadstone Net Lease, Inc.	101,831	$1,616,058
Essential Properties Realty Trust, Inc.	160,119	4,436,898
		6,052,956
Health Care REITs 13.2%
American Healthcare REIT, Inc.	163,169	2,383,899
CareTrust REIT, Inc.	93,348	2,343,035
Healthpeak Properties, Inc.	67,775	1,328,390
Sila Realty Trust, Inc.*	76,899	1,627,952
Ventas, Inc.	390	19,992
Welltower, Inc.	77,889	8,119,928
		15,823,196
Hotel & Resort REITs 3.0%
Host Hotels & Resorts, Inc.	197,843	3,557,217
Industrial REITs 14.0%
Americold Realty Trust, Inc.	46,320	1,183,013
First Industrial Realty Trust, Inc.	43,583	2,070,628
Prologis, Inc.	100,920	11,334,325
STAG Industrial, Inc.	61,294	2,210,262
		16,798,228
Office REITs 5.8%
Alexandria Real Estate Equities, Inc.	28,605	3,345,927
Kilroy Realty Corp.	13,676	426,281
SL Green Realty Corp.	55,457	3,141,084
		6,913,292
Residential REITs 16.2%
American Homes 4 Rent(Class A Stock)	96,186	3,574,272
Equity Residential	86,017	5,964,419
Essex Property Trust, Inc.	4,582	1,247,220
Mid-America Apartment Communities, Inc.	25,448	3,629,139
Veris Residential, Inc.	336,365	5,045,475
		19,460,525

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs 15.7%
Agree Realty Corp.	29,252	$1,811,869
Brixmor Property Group, Inc.	100,054	2,310,247
InvenTrust Properties Corp.	35,443	877,569
Kite Realty Group Trust	102,146	2,286,027
NNN REIT, Inc.	89,260	3,802,476
Realty Income Corp.	12,248	646,939
Regency Centers Corp.	22,938	1,426,744
Simon Property Group, Inc.	37,568	5,702,822
		18,864,693
Specialized REITs 26.3%
Digital Realty Trust, Inc.	49,133	7,470,673
Equinix, Inc.	11,422	8,641,885
Extra Space Storage, Inc.	10,689	1,661,178
Iron Mountain, Inc.	57,115	5,118,646
Public Storage	24,716	7,109,557
VICI Properties, Inc.	56,313	1,612,804
		31,614,743

Total Long-Term Investments (cost $105,494,546)		119,084,850

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.559%) (cost $522,921)(wb)	522,921	522,921

TOTAL INVESTMENTS 99.7% (cost $106,017,467)		119,607,771
Other assets in excess of liabilities 0.3%		403,385

Net Assets 100.0%		$120,011,156

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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